Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Federal tax at statutory rate	21.00%	21.00%
Nontaxable income	(46.60%)	0.80%
State income taxes, net of federal benefit	(9.60%)	(3.20%)
Change in valuation allowance	5.30%	(32.30%)
Net operating loss writeoffs		3.60%
Deferred adjustments	18.10%
Other	1.90%	0.70%
Effective income tax rate	(9.90%)	(9.40%)